Concentration	12 Months Ended
Dec. 31, 2012
Concentration
Concentration

Note 6. Concentration

Tenant and Credit Concentration

We define annualized rental income as the annualized contractual base rents from our tenants pursuant to our lease agreements with them as of the measurement date, plus straight line rent adjustments and estimated recurring expense reimbursements to be paid to us, and excluding lease value amortization.  The U.S. Government, 10 state governments and the United Nations combined were responsible for approximately 93.9%, 91.9% and 93.0% of our annualized rental income, excluding two properties classified as discontinued operations, as of December 31, 2012, 2011 and 2010, respectively.  The U.S. Government is our largest tenant by annualized rental income and was responsible for approximately 71.6%, 69.3% and 78.0% of our annualized rental income, excluding two properties classified as discontinued operations, as of December 31, 2012, 2011 and 2010, respectively.

Geographic Concentration

At December 31, 2012, our 82 properties, excluding two properties classified as discontinued operations, were located in 32 states and the District of Columbia.  Properties located in Maryland, California, the District of Columbia, Georgia, New York and Massachusetts were responsible for approximately 12.6%, 12.1%, 10.4%, 9.6%, 9.0% and 6.1% of our annualized rental income as of December 31, 2012, respectively.